CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 154,494	¥ 1,075,557,000	¥ 1,741,911,000
Restricted cash	163,868	1,140,819,000	1,619,937,000
Loans and advances, net (net of allowance of RMB764,323 and RMB1,257,824 (US$180,675) as of December 31, 2018 and 2019, respectively)	218,029	1,517,876,000	1,482,368,000
Short-term investments			4,100,000
Prepaid expenses and other assets	63,393	441,332,000	560,165,000
Amounts due from related parties	3,455	24,052,000	21,797,000
Total current assets	603,239	4,199,636,000	5,430,278,000
Non-current assets:
Restricted cash			19,368,000
Long-term investments	1,950	13,574,000	13,333,000
Loans and advances, net (net of allowance of RMB6,027 and RMB1,801 (US$259) as of December 31, 2018 and 2019, respectively)	7,131	49,643,000	421,564,000
Prepaid expenses and other assets	3,365	23,429,000	7,606,000
Property, equipment and software, net	8,587	59,783,000	88,731,000
Goodwill	835	5,812,000	5,812,000
Deferred tax assets	96,970	675,089,000	329,796,000
Total non-current assets	118,838	827,330,000	886,210,000
TOTAL ASSETS	722,077	5,026,966,000	6,316,488,000
Current liabilities (including current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB3,570,407 and RMB2,476,965 (US$355,794) as of December 31, 2018 and 2019, respectively):
Payable to institutional funding partners and online investors	41,516	289,026,000	1,005,236,000
Current account with online investors and borrowers	183,172	1,275,210,000	2,005,605,000
Income tax payable	34,058	237,102,000	70,679,000
Accrued expenses and other liabilities	57,083	397,406,000	501,439,000
Amounts due to related parties	4,173	29,050,000	28,728,000
Contract liabilities			11,962,000
Deferred revenue	39,033	271,741,000
Total current liabilities	359,035	2,499,535,000	3,623,649,000
Non-current liabilities (including non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB475,613 and RMB249,726 (US$35,870) as of December 31, 2018 and 2019, respectively):
Payable to institutional funding partners and online investors	7,389	51,444,000	450,160,000
Deferred revenue			11,343,000
Contract liabilities	28,481	198,282,000
Other non-current liabilities			14,110,000
Total non-current liabilities	35,870	249,726,000	475,613,000
Total liabilities	394,905	2,749,261,000	4,099,262,000
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	177,505	1,235,752,000	1,170,956,000
Accumulated other comprehensive loss	(361)	(2,510,000)	(2,700,000)
Retained earnings	149,146	1,038,323,000	1,040,443,000
Total Weidai Ltd. shareholders' equity	326,290	2,271,566,000	2,208,700,000
Noncontrolling interests	882	6,139,000	8,526,000
Total shareholders' equity	327,172	2,277,705,000	2,217,226,000
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	722,077	5,026,966,000	6,316,488,000
Class A ordinary shares
Shareholders' equity:
Ordinary shares	$ 0	0	0
Total shareholders' equity		35,390,055
Class B ordinary shares
Shareholders' equity:
Ordinary shares		1,000	1,000
Total shareholders' equity		¥ 1,000	¥ 1,000